15. INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Current income taxes	$ (8.5)	$ (8.4)	$ (5.4)
Current income taxes of which corresponding to the current period	(8.5)	(7.3)	(8.1)
Current income taxes of which adjustments recognized in relation to prior years	(8.5)	(7.3)	(8.1)
Deferred income taxes	(34.4)	42.7	1.6
Deferred income taxes of which related to the origination or reversal of temporary differences	5.8	10.3	1.6
Deferred income taxes of which adjustments recognized in relation to prior years	0.0	32.4	0.0
Deferred income taxes of which adjustments due to change in tax rates	(40.2)	0.0	0.0
Total	$ (42.9)	$ 34.3	$ (3.8)